Investment Risks	Dec. 08, 2025
Sterling Capital National Municipal Bond ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

●	The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

●	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

●	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

●	To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Sterling Capital National Municipal Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will change or decline due to a change in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Sterling Capital National Municipal Bond ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Sterling Capital National Municipal Bond ETF | Tax Risk
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences. Changes or proposed changes in federal or state tax laws may cause the prices of tax-exempt securities to fall and/or may affect the tax-exempt status of the securities in which the Fund invests.

Sterling Capital National Municipal Bond ETF | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Sterling Capital National Municipal Bond ETF | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sterling Capital National Municipal Bond ETF | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Sterling Capital National Municipal Bond ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Sterling Capital National Municipal Bond ETF | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Sterling Capital National Municipal Bond ETF | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Sterling Capital National Municipal Bond ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Sterling Capital National Municipal Bond ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Sterling Capital National Municipal Bond ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Sterling Capital National Municipal Bond ETF | Money Market Funds Risk
Prospectus [Line Items]
Risk [Text Block]

Money Market Funds Risk. Although a money market fund is designed to be a relatively low risk investment, it is subject to certain risks. An investment in a money market fund is not a bank account and is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to maintain a net asset value of $1.00 per share, it is possible that the Fund may lose money by investing in a money market fund.

Sterling Capital National Municipal Bond ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Sterling Capital National Municipal Bond ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Sterling Capital National Municipal Bond ETF | Swap Risk
Prospectus [Line Items]
Risk [Text Block]

Swap Risk. A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and valuation risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Sterling Capital National Municipal Bond ETF | Credit Default Swaps Risk
Prospectus [Line Items]
Risk [Text Block]

Credit Default Swaps Risk: A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money.

Sterling Capital National Municipal Bond ETF | Futures Contracts Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced.

Sterling Capital National Municipal Bond ETF | Forward Currency Contracts Risk
Prospectus [Line Items]
Risk [Text Block]

Forward Currency Contracts Risk: A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled.

Sterling Capital National Municipal Bond ETF | Dividend Risk
Prospectus [Line Items]
Risk [Text Block]

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Sterling Capital National Municipal Bond ETF | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Sterling Capital National Municipal Bond ETF | Variable and Floating Rate Instrument Risk
Prospectus [Line Items]
Risk [Text Block]

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Sterling Capital National Municipal Bond ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Sterling Capital National Municipal Bond ETF | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs and business development companies, subjects a Fund to that company’s risks, including the risk that the investment company or pooled vehicle will not perform as expected. The Adviser may have an economic incentive to invest a portion of a Fund’s assets in investment companies sponsored or managed by the Adviser or its affiliates in lieu of investments by such Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may delay or decide against the sale of interests held by a Fund in investment companies sponsored or managed by the Adviser or its affiliates, where it might do otherwise if the Fund were invested in investment companies managed or sponsored by others.

Sterling Capital National Municipal Bond ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s investment holdings will decline in price because of a market decline, or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Sterling Capital National Municipal Bond ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Sterling Capital National Municipal Bond ETF | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Sterling Capital National Municipal Bond ETF | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Sterling Capital National Municipal Bond ETF | New Fund
Prospectus [Line Items]
Risk [Text Block]

New Fund: Because the Fund is new, it has a relatively small number of shareholders and assets under management. As a result, the portfolio managers may experience difficulties in fully implementing the Fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The Fund’s limited operating history could make it more difficult to evaluate the performance of the portfolio managers and the Fund’s investment strategies. In addition, there can be no assurance that the Fund will ultimately grow to an economically viable size, which could lead to the Fund eventually ceasing its operations.

Sterling Capital National Municipal Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Sterling Capital National Municipal Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Sterling Capital National Municipal Bond ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Sterling Capital Multi-Strategy Income ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

●	The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

●	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

●	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

●	To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Sterling Capital Multi-Strategy Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will change or decline due to a change in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Sterling Capital Multi-Strategy Income ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Sterling Capital Multi-Strategy Income ETF | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Sterling Capital Multi-Strategy Income ETF | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sterling Capital Multi-Strategy Income ETF | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Sterling Capital Multi-Strategy Income ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Sterling Capital Multi-Strategy Income ETF | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Sterling Capital Multi-Strategy Income ETF | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Sterling Capital Multi-Strategy Income ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Sterling Capital Multi-Strategy Income ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Sterling Capital Multi-Strategy Income ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Sterling Capital Multi-Strategy Income ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Sterling Capital Multi-Strategy Income ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Sterling Capital Multi-Strategy Income ETF | Swap Risk
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: A swap is a contract that generally obligates the parties to exchange payments based on a specified reference security, basket of securities, security index or index component. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty defaulting on the obligation or bankruptcy), credit risk and valuation risk (i.e., swaps may be difficult to value). Certain swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.

Sterling Capital Multi-Strategy Income ETF | Credit Default Swaps Risk
Prospectus [Line Items]
Risk [Text Block]

Credit Default Swaps Risk: A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. Credit default swaps are subject to credit risk of the underlying issuer and to counterparty credit risk. If the counterparty fails to meet its obligations, the Fund may lose money.

Sterling Capital Multi-Strategy Income ETF | Futures Contracts Risk
Prospectus [Line Items]
Risk [Text Block]

Futures Contracts Risk. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced.

Sterling Capital Multi-Strategy Income ETF | Forward Currency Contracts Risk
Prospectus [Line Items]
Risk [Text Block]

Forward Currency Contracts Risk: A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in foreign currency exchange rates. While forward foreign currency exchange contracts do not eliminate fluctuations in the value of foreign securities, they do allow the Fund to establish a fixed rate of exchange for a future point in time. Use of such contracts, therefore, can have the effect of reducing returns and minimizing opportunities for gain. The Fund could also lose money when the contract is settled.

Sterling Capital Multi-Strategy Income ETF | Dividend Risk
Prospectus [Line Items]
Risk [Text Block]

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Sterling Capital Multi-Strategy Income ETF | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Sterling Capital Multi-Strategy Income ETF | Variable and Floating Rate Instrument Risk
Prospectus [Line Items]
Risk [Text Block]

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Sterling Capital Multi-Strategy Income ETF | ETF Risk
Prospectus [Line Items]
Risk [Text Block]

ETF Risk: The risks associated with investing in ETFs include the risks of owning the underlying securities the ETF is designed to track. Lack of liquidity in an ETF could result in the ETF being more volatile than the underlying portfolio of securities. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, the Fund will bear a pro rata portion of the ETF’s expenses. As a result, it may be more costly to own an ETF than owning the underlying portfolio of securities directly.

Sterling Capital Multi-Strategy Income ETF | Investment Company Risk
Prospectus [Line Items]
Risk [Text Block]

Investment Company Risk: Investing in another investment company or pooled vehicle, including ETFs and business development companies, subjects a Fund to that company’s risks, including the risk that the investment company or pooled vehicle will not perform as expected. The Adviser may have an economic incentive to invest a portion of a Fund’s assets in investment companies sponsored or managed by the Adviser or its affiliates in lieu of investments by such Fund directly in portfolio securities, or may choose to invest in such investment companies over investment companies sponsored or managed by others. Similarly, the Adviser may delay or decide against the sale of interests held by a Fund in investment companies sponsored or managed by the Adviser or its affiliates, where it might do otherwise if the Fund were invested in investment companies managed or sponsored by others.

Sterling Capital Multi-Strategy Income ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s investment holdings will decline in price because of a market decline, or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Sterling Capital Multi-Strategy Income ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Sterling Capital Multi-Strategy Income ETF | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Sterling Capital Multi-Strategy Income ETF | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Sterling Capital Multi-Strategy Income ETF | New Fund
Prospectus [Line Items]
Risk [Text Block]

New Fund: Because the Fund is new, it has a relatively small number of shareholders and assets under management. As a result, the portfolio managers may experience difficulties in fully implementing the Fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The Fund’s limited operating history could make it more difficult to evaluate the performance of the portfolio managers and the Fund’s investment strategies. In addition, there can be no assurance that the Fund will ultimately grow to an economically viable size, which could lead to the Fund eventually ceasing its operations.

Sterling Capital Multi-Strategy Income ETF | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Sterling Capital Multi-Strategy Income ETF | Bank Loan Risk
Prospectus [Line Items]
Risk [Text Block]

Bank Loan Risk: Bank loan risk is the risk of investing in corporate loans made by commercial banks and other financial institutions or institutional investors to companies that need capital to grow or restructure, which includes interest rate risk, liquidity risk and prepayment risk. The Fund may also be subject to the credit risk of other financial institutions and the risks associated with insufficient collateral securing a bank loan, limited available public information about a bank loan, delayed settlement, and less protection for holders of bank loans as compared to holders of registered securities.

Sterling Capital Multi-Strategy Income ETF | MLP Risk
Prospectus [Line Items]
Risk [Text Block]

MLP Risk. Investments in MLPs are generally subject to many of the risks that apply to partnerships. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investments held by MLPs may be illiquid. Certain MLPs may also be subject to leverage risk.

Sterling Capital Multi-Strategy Income ETF | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Sterling Capital Multi-Strategy Income ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.
Sterling Capital Multi-Strategy Income ETF | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular investment may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Sterling Capital Multi-Strategy Income ETF | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Sterling Capital Multi-Strategy Income ETF | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Sterling Capital Multi-Strategy Income ETF | Foreign Currency Transaction Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Sterling Capital Multi-Strategy Income ETF | Real Estate-Related Investment and REIT Risk
Prospectus [Line Items]
Risk [Text Block]

Real Estate-Related Investment and REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Sterling Capital Multi-Strategy Income ETF | Private Placement Risk
Prospectus [Line Items]
Risk [Text Block]

Private Placement Risk: Privately issued securities are restricted securities that are not publicly traded, and may be less liquid than those that are publicly traded. Accordingly, the Fund may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price which may result in a loss to the Fund.

Sterling Capital Multi-Strategy Income ETF | Yankee Bond Risk
Prospectus [Line Items]
Risk [Text Block]

Yankee Bond Risk: Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding or other taxes; and the expropriation or nationalization of foreign issuers.

Sterling Capital Multi-Strategy Income ETF | Insurance-Linked Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Insurance-Linked Securities Risk. The Fund invests in insurance-linked securities which help insurers pay claims if certain insured risks or events happen, including natural or man-made catastrophes such as fires and floods. As a result these securities are particularly exposed to sudden substantial or total loss.

Sterling Capital Multi-Strategy Income ETF | Credit Risk Transfer Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Credit Risk Transfer Securities Risk. Credit Risk Transfer (CRT) securities carry risks related to the performance of the underlying loan pools, potential illiquidity, and sensitivity to broader macroeconomic conditions. While they offer investors exposure to mortgage credit risk, they lack the government guarantee found in traditional agency mortgage-backed securities (MBS). The primary risk for CRT investors is that a large number of borrowers in the underlying loan pool will default on their mortgages. In addition, the CRT market is not as liquid as the market for standard agency mortgage backed securities, and because CRTs are tied to mortgage loans, they are also exposed to risks related to borrower refinancing.

Sterling Capital Multi-Strategy Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.
Sterling Capital Multi-Strategy Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Sterling Capital Hedged Equity Premium Income ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

●	The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

●	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

●	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

●	To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Sterling Capital Hedged Equity Premium Income ETF | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Sterling Capital Hedged Equity Premium Income ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Sterling Capital Hedged Equity Premium Income ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Sterling Capital Hedged Equity Premium Income ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Sterling Capital Hedged Equity Premium Income ETF | Options Risk
Prospectus [Line Items]
Risk [Text Block]

Options Risk: There are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing an options transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid secondary market will exist for any particular option at a particular time; as a result, it may be costly to liquidate options. There is also no assurance that a liquid market will exist for any particular option contract on an exchange.

Sterling Capital Hedged Equity Premium Income ETF | Dividend Risk
Prospectus [Line Items]
Risk [Text Block]

Dividend Risk: Companies that issue dividend-yielding securities are not required to continue to pay dividends on such securities. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

Sterling Capital Hedged Equity Premium Income ETF | Market Risk
Prospectus [Line Items]
Risk [Text Block]

Market Risk: The possibility that the Fund’s investment holdings will decline in price because of a market decline, or other domestic, regional, or global events. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Sterling Capital Hedged Equity Premium Income ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Sterling Capital Hedged Equity Premium Income ETF | New Fund
Prospectus [Line Items]
Risk [Text Block]

New Fund: Because the Fund is new, it has a relatively small number of shareholders and assets under management. As a result, the portfolio managers may experience difficulties in fully implementing the Fund’s investment program and may be less able to respond to increases in shareholder transaction activity. The Fund’s limited operating history could make it more difficult to evaluate the performance of the portfolio managers and the Fund’s investment strategies. In addition, there can be no assurance that the Fund will ultimately grow to an economically viable size, which could lead to the Fund eventually ceasing its operations.

Sterling Capital Hedged Equity Premium Income ETF | Company-Specific Risk
Prospectus [Line Items]
Risk [Text Block]

Company-Specific Risk: The possibility that a particular investment may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Sterling Capital Hedged Equity Premium Income ETF | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Sterling Capital Hedged Equity Premium Income ETF | Investment Style Risk
Prospectus [Line Items]
Risk [Text Block]	Investment Style Risk: The possibility that the market segment on which this Fund focuses — income-producing equities — will underperform other kinds of investments or market averages.
Sterling Capital Hedged Equity Premium Income ETF | Mid Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]

Mid Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Sterling Capital Hedged Equity Premium Income ETF | Quantitative Model Risk
Prospectus [Line Items]
Risk [Text Block]

Quantitative Model Risk: The Fund’s portfolio managers may use quantitative models as part of their investment process. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns. There can be no assurance that these methodologies will produce the desired results or enable the Fund to achieve its objectives. A given model may be more effective with certain instruments or strategies than others, and there can be no assurance that any model can identify and incorporate all factors that will affect an investment’s price or performance. When models prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect.

Sterling Capital Hedged Equity Premium Income ETF | AI Risk
Prospectus [Line Items]
Risk [Text Block]

AI Risk: The Fund’s portfolio managers, the Fund and the issuers in which they invest, service providers, and other market participants may utilize AI technologies in investment and business operations. It is possible that the information provided through use of AI could be insufficient, incomplete, inaccurate or biased leading to adverse effects for the Fund, including, potentially, operational errors and investment losses. The legal and regulatory frameworks within which AI technologies operate continue to rapidly evolve, and it is not possible to predict the full extent of current or future risks related thereto.

Sterling Capital Hedged Equity Premium Income ETF | ESG Factor Risk
Prospectus [Line Items]
Risk [Text Block]

ESG Factor Risk. Considering ESG factors when evaluating an investment may result in the selection or exclusion of certain investments based on the portfolio managers’ view of these factors and carries the risk that the Fund may underperform funds that do not take ESG factors into account. In evaluating an issuer, the portfolio managers may be dependent upon information and data obtained through voluntary reporting by issuers or third-party research that may be incomplete, inaccurate or unavailable, which could impact the portfolio managers’ assessment of related risks and opportunities.

Sterling Capital Hedged Equity Premium Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.
Sterling Capital Hedged Equity Premium Income ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Sterling Capital Hedged Equity Premium Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversified Risk: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund’s portfolio may be more sensitive to changes in the market value of a single issuer or industry.

Sterling Capital Ultra Short Bond ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

●	The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

●	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

●	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

●	To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Sterling Capital Ultra Short Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will change or decline in value due to a change in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Sterling Capital Ultra Short Bond ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Sterling Capital Ultra Short Bond ETF | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Sterling Capital Ultra Short Bond ETF | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sterling Capital Ultra Short Bond ETF | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Sterling Capital Ultra Short Bond ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Sterling Capital Ultra Short Bond ETF | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Sterling Capital Ultra Short Bond ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Sterling Capital Ultra Short Bond ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Sterling Capital Ultra Short Bond ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Sterling Capital Ultra Short Bond ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Sterling Capital Ultra Short Bond ETF | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Sterling Capital Ultra Short Bond ETF | Variable and Floating Rate Instrument Risk
Prospectus [Line Items]
Risk [Text Block]

Variable and Floating Rate Instrument Risk: Variable and floating rate instruments are generally less sensitive to interest rate changes than other fixed rate instruments; however, the value of floating rate instruments may decline if their interest rates do not rise as quickly, or as much, as general interest rates.

Sterling Capital Ultra Short Bond ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Sterling Capital Ultra Short Bond ETF | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Sterling Capital Ultra Short Bond ETF | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Sterling Capital Ultra Short Bond ETF | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Sterling Capital Ultra Short Bond ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.
Sterling Capital Ultra Short Bond ETF | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Sterling Capital Ultra Short Bond ETF | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Sterling Capital Ultra Short Bond ETF | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Sterling Capital Ultra Short Bond ETF | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

Sterling Capital Ultra Short Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.
Sterling Capital Ultra Short Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
Sterling Capital Short Duration Bond ETF | ETF Structure Risks
Prospectus [Line Items]
Risk [Text Block]

ETF Structure Risks. The Fund is structured as an ETF and is subject to risks related to exchange trading, including:

●	The Fund’s shares are listed for trading on a national securities exchange (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of Fund shares will typically approximate the Fund’s net asset value (“NAV”), there may be times when the market price reflects a significant premium or discount to NAV, including during periods of high market volatility or other unusual market conditions.

●	Although the Fund’s shares are listed on the Exchange, it is possible that an active trading market in the Fund’s shares may not be maintained.

●	The Fund could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund share level and at the Fund holdings level.

●	Only an authorized participant (an “Authorized Participant”) may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

●	To the extent that the Fund effects its creation and redemptions in cash, as it intends regularly to do, the Fund may need to sell securities to generate the necessary funds for a redemption. Such sales may result in the Fund realizing capital gains, which under applicable tax regulations must be distributed to all shareholders, leading to potential tax liabilities for shareholders that would not have been incurred had the redemptions been in-kind. Such cash redemptions may also result in the Fund incurring brokerage costs that might not have been incurred if the purchase or redemption of Creation Units were effected in kind, and the imposition of such costs may decrease the Fund’s net asset value. The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at wider bid-ask spreads or greater premiums or discounts to the Fund’s NAV.

Sterling Capital Short Duration Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk: The possibility that the value of the Fund’s investments will change or decline due to a change in interest rates. Interest rate risk is generally higher for longer-term debt instruments and lower for shorter-term debt instruments.

Sterling Capital Short Duration Bond ETF | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk: The possibility that an issuer cannot make timely interest and principal payments on its debt securities such as bonds. The lower a security’s rating, the greater its credit risk. Changes in actual or perceived creditworthiness may occur quickly.

Sterling Capital Short Duration Bond ETF | Municipal Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Municipal Securities Risk: Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal obligations are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States. The ability of municipalities to meet their obligations will depend on the availability of tax and other revenues, economic, political and other conditions within the state and municipality, and the underlying fiscal condition of the state and municipality. As with other fixed income securities, municipal securities also expose their holders to market risk because their values typically change as interest rates fluctuate.

Sterling Capital Short Duration Bond ETF | Prepayment/Call Risk
Prospectus [Line Items]
Risk [Text Block]

Prepayment/Call Risk: When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Call risk is the possibility that, during periods of declining interest rates, a bond issuer will “call” — or repay — higher-yielding bonds before their stated maturity date. In both cases, investors receive their principal back and are typically forced to reinvest it in bonds that pay lower interest rates.

Sterling Capital Short Duration Bond ETF | Estimated Maturity Risk
Prospectus [Line Items]
Risk [Text Block]

Estimated Maturity Risk: The possibility that an underlying security holder will exercise its right to pay principal on an obligation earlier or later than expected. This may happen when there is a rise or fall in interest rates. These events may shorten or lengthen the duration (i.e., interest rate sensitivity) and potentially reduce the value of these securities.

Sterling Capital Short Duration Bond ETF | Income Risk
Prospectus [Line Items]
Risk [Text Block]	Income Risk: The possibility that the Fund’s income will decline due to a decrease in interest rates. Income risk is generally higher for shorter-term bonds and lower for longer-term bonds.
Sterling Capital Short Duration Bond ETF | Fixed Income Market Risk
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Market Risk: Fixed income securities markets may, in response to governmental intervention, economic or market developments (including potentially a reduction in the number of broker-dealers willing to engage in market-making activity), or other factors, experience periods of increased volatility and reduced liquidity.

Sterling Capital Short Duration Bond ETF | Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk: The possibility that a counterparty to a contract will default or otherwise become unable to honor a financial obligation.
Sterling Capital Short Duration Bond ETF | Operational and Technology Risk
Prospectus [Line Items]
Risk [Text Block]

Operational and Technology Risk: Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Sterling Capital Short Duration Bond ETF | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk: The risk that an investment technique used by the Fund’s portfolio manager may fail to produce the intended result.
Sterling Capital Short Duration Bond ETF | U.S. Government Securities Risk
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk: The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (such as Fannie Mae or Freddie Mac securities). Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.

Sterling Capital Short Duration Bond ETF | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The possibility that the Fund will suffer a loss from its use of derivatives. The primary risk with many derivatives is that they can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument. It is possible that the Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The Fund’s use of derivatives such as futures transactions and swap transactions involves other risks, such as the credit risk relating to the other party to a derivative contract (which is heightened for over-the-counter swaps and other derivatives as compared to centrally cleared derivatives), the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates or indices. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. When the Fund uses credit default swaps to gain indirect long exposure to an issuer or a fixed income security by selling credit protection on such issuer or security, the Fund is exposed to the risk that it will be required to pay the full notional value of the swap contract in the event of a default.

Sterling Capital Short Duration Bond ETF | High-Yield/High-Risk Debt Securities
Prospectus [Line Items]
Risk [Text Block]

High-Yield/High-Risk Debt Securities: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies. These securities are considered speculative and involve greater risk of loss than investment grade debt securities.

Sterling Capital Short Duration Bond ETF | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk: The possibility that certain securities or derivatives may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Sterling Capital Short Duration Bond ETF | Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Focused Investment Risk: Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

Sterling Capital Short Duration Bond ETF | Mortgage-Backed and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and other asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates, and may reduce the market value of the securities. Mortgage-backed securities are also subject to pre-payment risk. Due to their often complicated structures, various mortgage-backed and asset-backed securities may be difficult to value and may constitute illiquid securities. Furthermore, debtors may be entitled to the protection of a number of state and federal consumer protection credit laws with respect to these securities, which may give the debtor the right to avoid or reduce payment.

Sterling Capital Short Duration Bond ETF | Foreign Investment Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability. These risks are particularly pronounced for emerging markets.

Sterling Capital Short Duration Bond ETF | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.
Sterling Capital Short Duration Bond ETF | Convertible Securities Risk
Prospectus [Line Items]
Risk [Text Block]

Convertible Securities Risk: Convertible securities are securities that may be converted or exchanged into shares of an underlying stock or other asset at a stated exchange ratio or predetermined price. The market value of convertible securities tends to decline as interest rates increase and may be affected by changes in the price of the underlying security.

Sterling Capital Short Duration Bond ETF | Preferred Stock Risk
Prospectus [Line Items]
Risk [Text Block]

Preferred Stock Risk: Preferred stock represents an interest in a company that generally entitles the holder to receive, in preference to the holders of common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer.

Sterling Capital Short Duration Bond ETF | Foreign Currency Transaction Risk
Prospectus [Line Items]
Risk [Text Block]

Foreign Currency Transaction Risk: Funds that invest directly in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will fluctuate in value relative to the U.S. dollar.

Sterling Capital Short Duration Bond ETF | Active Trading Risk
Prospectus [Line Items]
Risk [Text Block]

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the portion of the Fund’s realized capital gains that are short-term capital gains.

Sterling Capital Short Duration Bond ETF | Collateralized Loan Obligations Risk
Prospectus [Line Items]
Risk [Text Block]

Collateralized Loan Obligations Risk: Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. The Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

Sterling Capital Short Duration Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund. Below are the principal risks of investing in the Fund.
Sterling Capital Short Duration Bond ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.